Variable Interest Entities and Other Investments - Additional Information (Detail)	Jun. 30, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($)
Variable Interest Entities and Other Investments [Line Items]
Investments in affordable Housing Project		$ 1,181,265,000	$ 777,714,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities and Other Investments [Line Items]
Cost method investments	$ 7,400,000	6,100,000	5,000,000
Equity method investments	$ 6,600,000	$ 3,900,000	2,100,000
Number of loan customers | Customer	2	2
Net Profits interest	$ 16,400,000	$ 19,400,000
Variable Interest Entity, Not Primary Beneficiary | Rabbi Trust
Variable Interest Entities and Other Investments [Line Items]
Defined rabbi trust assets and benefit obligation	3,100,000	3,000,000	2,900,000
Variable Interest Entity, Not Primary Beneficiary | Other Assets
Variable Interest Entities and Other Investments [Line Items]
Investments in affordable Housing Project	$ 8,700,000	$ 4,200,000	$ 4,700,000